5. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and equipment
	December 31,
	2014	2013
Computer and equipment	$12,288	$6,446
Less - Accumulated depreciation	(3,808)	(2,187)
	$8,480	$4,259